UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [ x ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
			[x ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, LLC
Address:	850 Third Avenue
	18th Floor
	New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, July 26, 2011
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $139613

List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd.                       COM              H0023R105     1525    23170 SH       SOLE                     6370             16800
Alcoa Inc.                     COM              013817101     1212    76400 SH       SOLE                    28350             48050
Amdocs Ltd.                    COM              G02602103     2548    83830 SH       SOLE                    24390             59440
Amphenol Corporation           COM              032095101     2494    46200 SH       SOLE                    10400             35800
Anadarko Petroleum             COM              032511107     3134    40830 SH       SOLE                     9710             31120
Apache Corporation             COM              037411105     1394    11300 SH       SOLE                     3350              7950
Apple Computer                 COM              037833100     2752     8200 SH       SOLE                     2350              5850
Applied Materials              COM              038222105     1306   100350 SH       SOLE                    25000             75350
Arch Coal                      COM              039380100      601    22540 SH       SOLE                     3240             19300
Archer-Daniels-Midl            COM              039483102     1362    45180 SH       SOLE                     6410             38770
Blackstone Group               COM              09253u108     3880   234320 SH       SOLE                    64120            170200
Brocade Comm. Systems          COM              111621306     2179   337250 SH       SOLE                    93950            243300
Canadian Natl. Railway         COM              136375102     3033    37960 SH       SOLE                    10830             27130
Chesapeake Energy Group        COM              165167107     1441    48540 SH       SOLE                    17540             31000
Cisco Systems                  COM              17275R102      613    39300 SH       SOLE                     8700             30600
Computer Sciences Corp.        COM              205363104     1743    45920 SH       SOLE                    14140             31780
ConocoPhillilps                COM              20825C104     1155    15362 SH       SOLE                     4197             11165
Constellation Brands           COM              21036P108     1742    83650 SH       SOLE                    23550             60100
Costco Wholesale Corp.         COM              22160K105     1491    18350 SH       SOLE                     5900             12450
Coventry Health Care Inc.      COM              222862104     2202    60380 SH       SOLE                    16330             44050
Devon Energy                   COM              25179m103     1080    13701 SH       SOLE                     5375              8326
Duke Energy                    COM              26441C105      747    39650 SH       SOLE                    11550             28100
ETrade Financial Corp.         COM              269246401      313    22660 SH       SOLE                     6125             16535
El Paso Corp Com               COM              28336L109     2353   116480 SH       SOLE                    37030             79450
Ensco International PLC        COM              29358Q109     2844    53350 SH       SOLE                    15550             37800
Express Scripts                COM              302182100     4221    78200 SH       SOLE                    23000             55200
Flow Serve                     COM              34354P105     1912    17400 SH       SOLE                     4700             12700
Franklin Resources Inc.        COM              354613101     1765    13440 SH       SOLE                     3640              9800
Freeport-McMoRan Cop&g Cl B    COM              35671D857     2487    47020 SH       SOLE                    13320             33700
Game Stop Corp                 COM              36467W109     1471    55170 SH       SOLE                    12170             43000
General Electric               COM              369604103     3237   171650 SH       SOLE                    50250            121400
Goldman Sachs Group            COM              38141G104     2095    15740 SH       SOLE                     4390             11350
Hartford Financial Services Gr COM              416515104      415    15750 SH       SOLE                     4300             11450
Hewlett-Packard                COM              428236103     3219    88440 SH       SOLE                    25770             62670
Home Depot                     COM              437076102     1292    35670 SH       SOLE                    10350             25320
International Business Machine COM              459200101      992     5780 SH       SOLE                     2280              3500
JPMorgan Chase & Co.           COM              46625H100     2722    66480 SH       SOLE                    20340             46140
Jabil Circuit Inc.             COM              466313103     3967   196400 SH       SOLE                    50400            146000
Johnson & Johnson              COM              478160104     1494    22460 SH       SOLE                     6860             15600
Joy Global                     COM              481165108     5497    57720 SH       SOLE                    15710             42010
Kohls Corp.                    COM              500255104     1615    32300 SH       SOLE                     8050             24250
Laboratory Corp. new           COM              50540R409     3194    33000 SH       SOLE                     9600             23400
Lowes                          COM              548661107      906    38850 SH       SOLE                    11050             27800
MGM Resorts International      COM              552953101     1908   144400 SH       SOLE                    40400            104000
McKesson Corp.                 COM              58155Q103     1930    23070 SH       SOLE                     6270             16800
Metlife Inc.                   COM              59156R108     1548    35280 SH       SOLE                    10280             25000
Microsoft Corporation          COM              594918104     1005    38650 SH       SOLE                     6500             32150
Monster Worldwide              COM              611742107      523    35700 SH       SOLE                     9750             25950
NVIDIA Corporation             COM              67066G104     1206    75680 SH       SOLE                    27780             47900
Nabors Industries              COM              G6359F103      989    40150 SH       SOLE                    11110             29040
New York Community Bancorp     COM              649445103     2304   153700 SH       SOLE                    43600            110100
Newell Rubbermaid Inc.         COM              651229106     1151    72950 SH       SOLE                    28050             44900
Norfolk Southern               COM              655844108     1462    19510 SH       SOLE                     5760             13750
Oneok Inc. New                 COM              682680103     2849    38500 SH       SOLE                     5450             33050
Praxair Inc.                   COM              74005P104     3252    30000 SH       SOLE                     8200             21800
Progressive Corporation        COM              743315103      202     9440 SH       SOLE                     9440
Prudential                     COM              744320102     2905    45690 SH       SOLE                     8320             37370
Qualcomm Inc.                  COM              747525103     1625    28617 SH       SOLE                     4067             24550
Research In Motion             COM              760975102     2103    72910 SH       SOLE                    19110             53800
Sandisk                        COM              80004C101     3977    95840 SH       SOLE                    26240             69600
TEVA Pharmaceuticals Ltd.      COM              881624209     3608    74820 SH       SOLE                    21120             53700
Tellabs Inc.                   COM              879664100      842   182550 SH       SOLE                    49000            133550
Texas Instruments              COM              882508104     2410    73420 SH       SOLE                    21370             52050
The Travelers Companies Inc.   COM              89417E109     1820    31180 SH       SOLE                     9080             22100
Toll Brothers                  COM              889478103      880    42425 SH       SOLE                    12425             30000
United Technologies            COM              913017109     2715    30680 SH       SOLE                     9000             21680
Valero Energy                  COM              91913Y100      793    31000 SH       SOLE                    10700             20300
Walgreen Co.                   COM              931422109     1442    33950 SH       SOLE                     9000             24950
Weatherford Int'l.             COM              G95089101      565    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101     1227    43720 SH       SOLE                    11920             31800
Western Digital                COM              958102105     2476    68050 SH       SOLE                    23150             44900
Williams Companies             COM              969457100     1111    36720 SH       SOLE                     9970             26750
Zimmer Holdings Inc.           COM              98956P102     1141    18050 SH       SOLE                     5100             12950